UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

     /s/ Barry G. Haimes     New York, NY     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $67,796 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARON RENTS INC                COM              002535201     1145    43000 SH       SOLE                    43000        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     1407    42900 SH       SOLE                    42900        0        0
AERCAP HOLDINGS NV             SHS              N00985106     1834   609200 SH       SOLE                   609200        0        0
APPLE INC                      COM              037833100     3149    36900 SH       SOLE                    36900        0        0
BOISE INC                      COM              09746Y105      555  1289831 SH       SOLE                  1289831        0        0
BUNGE LIMITED                  COM              G16962105     1553    30000 SH  CALL SOLE                    30000        0        0
CANO PETE INC                  COM              137801106      593  1346601 SH       SOLE                  1346601        0        0
CONSOL ENERGY INC              COM              20854P109     1429    50000 SH  CALL SOLE                    50000        0        0
CONSOL ENERGY INC              COM              20854P109     1047    36650 SH       SOLE                    36650        0        0
CONTINENTAL AIRLS INC          CL B             210795308     2613   144700 SH       SOLE                   144700        0        0
DEERE & CO                     COM              244199105     2192    57200 SH       SOLE                    57200        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2137   186500 SH       SOLE                   186500        0        0
ENCORE ACQUISITION CO          COM              29255W100      388    15200 SH       SOLE                    15200        0        0
FOUNDATION COAL HLDGS INC      COM              35039W100      411    29300 SH       SOLE                    29300        0        0
GENERAL ELECTRIC CO            COM              369604103     8141   502500 SH  CALL SOLE                   502500        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2776    32900 SH       SOLE                    32900        0        0
GOOGLE INC                     CL A             38259P508     1846     6000 SH       SOLE                     6000        0        0
HUDSON CITY BANCORP            COM              443683107     1114    69800 SH       SOLE                    69800        0        0
ICICI BK LTD                   ADR              45104G104     2014   104600 SH       SOLE                   104600        0        0
ITRON INC                      COM              465741106     2215    34747 SH       SOLE                    34747        0        0
JPMORGAN & CHASE & CO          COM              46625H100     1346    42700 SH       SOLE                    42700        0        0
MERRILL LYNCH & CO INC         COM              590188108     1979   170000 SH       SOLE                   170000        0        0
MONSANTO CO NEW                COM              61166W101     2209    31400 SH       SOLE                    31400        0        0
MORGAN STANLEY                 COM NEW          617446448     2934   182900 SH       SOLE                   182900        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     3011   129560 SH       SOLE                   129560        0        0
POTASH CORP SASK INC           COM              73755L107     2109    28800 SH       SOLE                    28800        0        0
PRAXAIR INC                    COM              74005P104     2273    38300 SH       SOLE                    38300        0        0
PRIVATEBANCORP INC             COM              742962103     1178    36300 SH       SOLE                    36300        0        0
QUANTA SVCS INC                COM              74762E102     1837    92800 SH       SOLE                    92800        0        0
RESEARCH IN MOTION LTD         COM              760975102     2926    72100 SH       SOLE                    72100        0        0
SEALED AIR CORP NEW            COM              81211K100      867    58000 SH       SOLE                    58000        0        0
SHAW GROUP INC                 COM              820280105     2866   140000 SH       SOLE                   140000        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101      204   800000 SH       SOLE                   800000        0        0
TRINITY INDS INC               COM              896522109     2008   127400 SH       SOLE                   127400        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108     1490    45000 SH  CALL SOLE                    45000        0        0